Note 12 - Income Taxes (Tables)	12 Months Ended
Mar. 31, 2015
Income Tax Disclosure [Abstract]
Schedule of Income before Income Tax, Domestic and Foreign [Table Text Block]
	Thousands of Yen
	2013	2014	2015
Income from operations before income tax expense and equity in net income of equity method investees:
Domestic	¥7,825,846	¥6,406,153	¥5,407,802
Foreign	(68,982)	(131,262)	(268,810)
Total	¥7,756,864	¥6,274,891	¥5,138,992
Income taxes―current:
Domestic	¥3,140,964	¥2,453,549	¥1,720,557
Foreign	(6,254)	41,582	(34,922)
Total	¥3,134,710	¥2,495,131	¥1,685,635
Income taxes―deferred:
Domestic	¥(528,832)	¥(729,822)	¥181,088
Foreign	1,704	29,996	30,142
Total	¥(527,128)	¥(699,826)	¥211,230

Schedule of Deferred Tax Assets and Liabilities [Table Text Block]
	Thousands of Yen
	2014		2015
	Deferred Tax Assets	Deferred Tax Liabilities	Deferred Tax Assets	Deferred Tax Liabilities

Unrealized gains on available-for-sale securities	-	¥847,033	-	¥832,426
Capital leases	¥106,807	-	¥141,255	-
Accrued expenses	748,875	-	995,253	-
Retirement and pension cost	816,558	-	960,151	-
Allowance for doubtful accounts	48,885	-	58,760	-
Depreciation	-	-	101,652	-
Net loss on other investments	240,698	-	230,794	-
Operating loss carryforwards	1,370,277	-	1,276,690	-
Transactions in transit*	-	86,953	-	106,631
Impairment loss on telephone rights	77,690	-	74,268	-
Accrued enterprise tax	101,252	-	86,448	-
Asset retirement obligation	184,325	-	194,553	-
Deferred revenue	614,054	-	353,098	-
Customer relationship	-	1,505,159	-	1,299,335
Tax deduction of goodwill	-	690,499	-	810,172
Excess of tax deductible goodwill over the reported amount of goodwill	316,818	-	88,769	-
Trademark	-	38,413	-	38,413
Investments in equity method investees	-	233,550	-	241,210
Investments in funds	131,443	-	100,045	-
Other	85,770	166,346	333,752	245,421
Total	4,843,452	3,567,953	4,995,488	3,573,608
Valuation allowance	(428,184)	-	(611,997)	-

Total	¥4,415,268	¥3,567,953	¥4,383,491	¥3,573,608

Schedule of Unrecognized Tax Benefits Roll Forward [Table Text Block]
	Thousands of Yen
Year Ending March 31	Enterprise Tax Subject to Consolidation Tax Filing	Inhabitant Tax Subject to Consolidation Tax Filing	Others

2016	-	-	-
2017	-	-	-
2018	-	-	¥84,479
2019	-	-	865,365
2020 and thereafter	¥586,329	¥149,538	2,605,463

Total	¥586,329	¥149,538	¥3,555,307

Schedule of Effective Income Tax Rate Reconciliation [Table Text Block]
	Thousands of Yen
	2013	2014	2015

Amount computed by using normal Japanese statutory tax rate	¥2,970,879	¥2,403,283	¥1,844,898
Increase (decrease) in taxes resulting from:
Expenses not deductible for tax purpose	89,012	102,634	76,258
Inhabitant tax—per capita	35,809	37,122	39,114
Change in valuation allowance	(666,973)	(957,182)	159,163
Tax effects on investments in equity method investees	168,061	65,489	19,650
Enterprise tax —not based on income	77,868	82,191	90,086
Tax rate change	-	106,487	51,788
Tax credit	-	-	(232,834)
Tax refund by loss carryback	-	-	(32,275)
Other—net	(67,074)	(44,719)	(118,983)
Income tax expense as reported	¥2,607,582	¥1,795,305	¥1,896,865